Related-Party Transactions	9 Months Ended
Sep. 30, 2020
Related-Party Transactions
Related-Party Transactions

13. Related‑Party Transactions

In 2017, the Company issued warrants related to the strategic collaboration agreement (Note 11). The investor was no longer considered a related party in the nine months ended September 30, 2020 and the year ended December 31, 2019.